NOTES PAYABLE (Details Narrative) - USD ($)												9 Months Ended		12 Months Ended
	Sep. 15, 2016	Aug. 31, 2015	Apr. 10, 2015	Mar. 31, 2015	Feb. 11, 2015	Dec. 10, 2014	Nov. 26, 2014	Aug. 06, 2014	Jul. 18, 2014	Jun. 12, 2014	Feb. 03, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 12, 2016	Sep. 29, 2016	Sep. 21, 2015
Notes payable												$ 172,328		$ 103,320
Value of debt instrument converted													$ 2,909,423
QPAGOS Corporation - Parent Company [Member]
Notes payable														103,320	$ 2,324,422
Value of debt instrument converted														2,909,423
10% Notes Payable Due On March 28, 2017 [Member] | Strategic IR, Inc [Member]
Face value of notes payable																	$ 50,000
Notes payable												50,000
12% Notes Payable Due On December 31, 2015 [Member] | YP Holdings LLC [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Notes payable												112,328		103,320				$ 100,000
12% Notes Payable Due On December 31, 2015 [Member] | YP Holdings LLC [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable														103,320
5% Notes Payable Due On February 3, 2019 [Member] | Panatrade Business Ltd [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable											$ 500,000
Notes payable term											60 months
Date of first required payment											2015-02
Proceeds from notes payable														35,021	154,500
5% Notes Payable Due On February 3, 2019 (Redpag Electronicos S.A.P.I. de C.V.) [Member] | Panatrade Business Ltd [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable											$ 1,500,000
Notes payable term											60 months
Date of first required payment											2015-02
Proceeds from notes payable															762,000
Notes Payable (Satellite Development) [Member] | Panatrade Business Ltd [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		$ 116,258
Notes Payable (Other parties) [Member] | Panatrade Business Ltd [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		(876,945)
5% Notes Payable Due On February 3, 2019 [Member] | Panatrade Business Ltd [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		190,834
Value of debt instrument converted		$ 190,834
Number of shares issued from conversion		1,908,336
Number of shares issued from conversion, pre merger		954,168
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On June 12, 2019 [Member] | Huppay Global Corp [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 596,543													596,543
Value of debt instrument converted		$ 596,543
Number of shares issued from conversion		5,965,430
Number of shares issued from conversion, pre merger		2,982,715
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On June 12, 2019 [Member] | Huppay Global Corp [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Notes payable term										60 months
Date of first required payment										2015-02
5% Notes Payable Due On June 12, 2019 [Member] | Huppay Global Corp [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable										$ 199,130
5% Notes Payable Due On June 12, 2019 [Member] | Huppay Global Corp [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable										203,320
5% Notes Payable Due On June 12, 2019 [Member] | Huppay Global Corp [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable										$ 194,093
5% Notes Payable Due On July 18, 2019 [Member] | Newvello Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable															400,000
5% Notes Payable Due On July 18, 2019 [Member] | Newvello Limited [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable									$ 400,000
Notes payable term									60 months
Date of first required payment									2015-02
5% Notes Payable Due On July 18, 2019 (Individual) [Member] | Newvello Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 80,000
5% Notes Payable Due On July 18, 2019 [Member] | Newvello Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		320,000
Value of debt instrument converted		$ 320,000
Number of shares issued from conversion		3,200,000
Number of shares issued from conversion, pre merger		1,600,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
11% Notes Payable Due On March 31, 2015 [Member] | Satellite Development [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable															211,379
11% Notes Payable Due On March 31, 2015 [Member] | Satellite Development [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable		$ 211,379				$ 211,379
Notes payable term						60 months
Date of first required payment						2015-02
11% Notes Payable Due On March 31, 2015 (Panatrade Business Ltd) [Member] | Satellite Development [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		(116,258)
11% Notes Payable Due On March 31, 2015 (Delinvest Commercial Limited) (Panatrade Business Ltd) [Member] | Satellite Development [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		(95,121)
12% Notes Payable Due On December 31, 2014 [Member] | Strategic IR, Inc [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		125,000													75,000
Value of debt instrument converted		$ 125,000
Number of shares issued from conversion		1,250,000
Number of shares issued from conversion, pre merger		625,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
12% Notes Payable Due On December 31, 2014 [Member] | Strategic IR, Inc [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable							$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

12% Notes Payable Due On December 31, 2014 [Member] | Clive Kabatznik [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 25,000
Value of debt instrument converted		$ 25,000
Number of shares issued from conversion		250,000
Number of shares issued from conversion, pre merger		125,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
12% Notes Payable Due On December 31, 2014 [Member] | Clive Kabatznik [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Notes assigned							$ 25,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

12% Notes Payable Due On December 31, 2014 (Panatrade Business Ltd) [Member] | Strategic IR, Inc [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 50,000
12% Notes Payable Due On December 31, 2014 [Member] | Joseph W & Patricia G Family Trust [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Notes assigned								$ 50,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

12% Notes Payable Due On December 31, 2014 [Member] | Joseph W & Patricia G Family Trust [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Notes assigned							$ 50,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

12% Notes Payable Due On December 31, 2014 [Member] | Joseph W & Patricia G Family Trust [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		100,000													100,000
Value of debt instrument converted		$ 100,000
Number of shares issued from conversion		1,000,000
Number of shares issued from conversion, pre merger		500,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
12% Notes Payable Due On June 30, 2015 [Member] | Alberto Pereira Bunster [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 75,000
Value of debt instrument converted		$ 75,000
Number of shares issued from conversion		750,000
Number of shares issued from conversion, pre merger		375,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
12% Notes Payable Due On June 30, 2015 [Member] | Alberto Pereira Bunster [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable			$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

5% Notes Payable Due On April 1, 2016 [Member] | Dimitri Kurganov [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable		$ 75,000
Value of debt instrument converted		$ 75,000
Number of shares issued from conversion		750,000
Number of shares issued from conversion, pre merger		375,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On April 1, 2016 [Member] | Dimitri Kurganov [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable				$ 75,000
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

12% Notes Payable Due On June 30, 2015 [Member] | Alex Pereira [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable			$ 75,000
Value of debt instrument converted		$ 75,000
Number of shares issued from conversion		750,000
Number of shares issued from conversion, pre merger		375,000
Share price (in dollars per share)			$ 0.10
Pre merger share price (in dollars per share)			$ 0.20
12% Notes Payable Due On June 30, 2015 [Member] | Alex Pereira [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Description of notes payable

Lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

5% Notes Payable Due On May 11, 2015 [Member] | Delinvest Commercial Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes payable
5% Notes Payable Due On May 11, 2015 [Member] | Delinvest Commercial Limited [Member] | QPAGOS Corporation - Parent Company [Member] | Unsecured Loan Agreements [Member]
Face value of notes payable					$ 300,000
Date of first required payment					2015-02
Proceeds from notes payable					$ 24,980
5% Notes Payable Due On May 11, 2015 (Satellite Development ) [Member] | Delinvest Commercial Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		$ 95,121
5% Notes Payable Due On May 11, 2015 (Other parties) [Member] | Delinvest Commercial Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		(162,000)
5% Notes Payable Due On May 11, 2015 [Member] | Delinvest Commercial Limited [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		258,101
Value of debt instrument converted		$ 258,101
Number of shares issued from conversion		2,581,008
Number of shares issued from conversion, pre merger		1,290,504
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
12% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member] | Evgeny Simonov [Member] | QPAGOS Corporation - Parent Company [Member]
Face value of notes payable		$ 220,000
Notes payable		220,000
Value of debt instrument converted		$ 220,000
Number of shares issued from conversion		2,200,000
Number of shares issued from conversion, pre merger		1,100,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On July 18, 2019 (Newvello Limited) [Member] | Igor Moiseev [Member] | QPAGOS Corporation - Parent Company [Member]
Notes assigned		$ 80,000
Notes payable		80,000
Value of debt instrument converted		$ 80,000
Number of shares issued from conversion		800,000
Number of shares issued from conversion, pre merger		400,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member] | Irina Galikhanova [Member] | QPAGOS Corporation - Parent Company [Member]
Face value of notes payable		$ 380,000
Notes payable		380,000
Value of debt instrument converted		$ 380,000
Number of shares issued from conversion		3,800,000
Number of shares issued from conversion, pre merger		1,900,000
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
5% Notes Payable Due On February 3, 2019 (Panatrade Business Ltd) [Member] | Olga Akhmetova [Member] | QPAGOS Corporation - Parent Company [Member]
Face value of notes payable		$ 388,945
Notes payable		388,945
Value of debt instrument converted		$ 388,945
Number of shares issued from conversion		3,889,448
Number of shares issued from conversion, pre merger		1,944,724
Share price (in dollars per share)		$ 0.10
Pre merger share price (in dollars per share)		$ 0.20
Gaston Pereira [Member] | 6% Notes Payable Due On March 15, 2017 [Member]
Face value of notes payable	$ 100,000
Notes payable												$ 10,000
Description of interest rate term	Due and payable 6 months from the effective date.
Subsequent Event [Member] | Gaston Pereira [Member] | 6% Notes Payable Due On March 15, 2017 [Member]
Notes payable																$ 20,000